Performance Management - Blue Chip Investor Fund	May 01, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-877-673-3119. The bar chart shows calendar year total returns for the Fund for the last ten years.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and 10 years compare with those of a broad measure of market performance.
Bar Chart Closing [Text Block]
Best Quarter (3/31/21) +16.64%	Worst Quarter (3/31/20) -30.29%

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Phone [Text]	1-877-673-3119
Blue Chip Investor Fund Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	16.64%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(30.29%)
Lowest Quarterly Return, Date	Mar. 31, 2020